Share-Based Compensation (Details 1) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	708,840	359,605
Weighted average exercise price, Outstanding Beginning Balance	$ 12.85	$ 12.42
Weighted average remaining contractual life	8 years 1 month 6 days	8 years 9 months 18 days	9 years 3 months 18 days
Aggregate initial grants	183,164	349,235	359,605
Number of shares, SARs exercised
Number of shares, SARs canceled or forfeited
Weighted average exercise price ,SARs granted	$ 12.28	$ 13.30	$ 12.42
Number of shares, Outstanding, Ending Balance	892,004	708,840	359,605
Weighted average exercise price, Outstanding Ending balance	$ 12.74	$ 12.85	$ 12.42
Number of shares, Exercisable	476,019
Weighted average exercise price , Exercisable	$ 12.64
Weighted average remaining contractual life , Exercisable	7 years 6 months